Teachers Insurance and Annuity Association of America		F. Scott Thomas
College Retirement Equities Fund		Senior Counsel
8500 Andrew Carnegie Blvd		Asset Management Law
Charlotte, NC 28075		(704) 988-3687 (tele)
(704) 988-4924 (fax)
sthomas@tiaa-cref.org

January 28, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      TIAA-CREF Funds
            Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A
            (File Nos. 333-76651 and 811-09301)

Dear Sirs:

     On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post Effective Amendment No. 29 to the above-captioned registration statement on Form N-1A (“Amendment No. 29”), including exhibits. The filing has been marked to show changes from Post-Effective Amendment No. 28, which was filed with the Commission on November 21, 2008 (“Amendment No. 28”).

     Amendment No. 29 is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective on February 1, 2009. Pursuant to paragraph (b)(4) of Rule 485 under the 1933 Act, the undersigned represents that Amendment No. 29 does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485. The main purpose of Amendment No. 29 is to update the Funds’ disclosure, including financial and performance information.

     The Registrant respectfully requests that the staff correct an inadvertent ministerial error made on the facing/cover page of Amendment No. 28. The Registrant intended to reference “February 1, 2009” on the facing/cover page of Amendment No. 28 as the effective date of the registration statement filed herewith as Amendment No. 29. The Registrant still believes that it is within the 60-80 day period for effectiveness permitted under Rule 485(b). The Registrant has verbally communicated this intent to Mr. John Ganley of the Commission’s staff. The Registrant hereby represents to the Commission that it has not made any offers or sales of securities under the prospectuses or statements of additional information (“SAIs”) that are part of Amendment No. 29 and is currently offering and selling securities pursuant to the definitive prospectuses and SAIs filed with the Commission on February 4, 2008, as stickered or supplemented to date.

     If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-3687 or Rachael Zufall at (704) 988-4446.

Very truly yours,

/s/ F. Scott Thomas
F. Scott Thomas

Enclosures

cc: Stewart P. Greene